Income Taxes - Schedule Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate (Detail) - Earliest Tax Year [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
PRC statutory tax rate, Percent	25.00%	25.00%
Effect of different tax rates of entities operating in other jurisdictions	(6.30%)	(9.38%)
Preferential tax rates	(18.90%)	(3.69%)
PRC Withholding taxes	1.46%	2.79%
Net tax effect of super deduction and non-deductible expenses in determining taxable profit	0.51%	(2.06%)
True up	0.75%	(7.07%)
Effect of change of valuation allowance	4.60%	(1.01%)
Effective tax rate	7.12%	4.58%